Share-based Compensation Plans and Shares Held in Trust	12 Months Ended
Dec. 31, 2017
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Share-based Compensation Plans and Shares Held in Trust

21 SHARE-BASED COMPENSATION PLANS AND SHARES HELD IN TRUST

Share-based compensation expense	$ million
	2017	2016	2015
Equity-settled plans	422	488	621
Cash-settled plans	380	205	129
Total	802	693	750

The principal share-based employee compensation plans are the PSP and LTIP. Awards of shares and American Depository Shares (ADSs) of the Company under the PSP and LTIP are granted upon certain conditions to eligible employees. The actual amount of shares that may vest ranges from 0% to 200% of the awards, depending on the outcomes of prescribed performance conditions over a three-year period beginning on January 1 of the award year. Shares and ADSs vest for nil consideration.

Share awards under the PSP and LTIP
	Number of A shares (million)	Number of B shares (million)	Number of A ADSs (million)	Weighted average remaining contractual life (years)
At January 1, 2017	36	12	10	1.0
Granted	10	4	3
Vested	(12)	(4)	(4)
Forfeited	(1)	—	—
At December 31, 2017	33	12	9	0.9
At January 1, 2016	36	12	10	1.0
Granted	11	4	3
Vested	(11)	(4)	(3)
At December 31, 2016	36	12	10	1.0

Other plans offer employees opportunities to acquire shares and ADSs of the Company or receive cash benefits measured by reference to the Company’s share price.

Shell employee share ownership trusts and trust-like entities purchase the Company’s shares in the open market to meet delivery commitments under employee share plans. At December 31, 2017, they held 15.2 million A shares (2016: 13.1 million), 2.9 million B shares (2016: 6.2 million) and 5.9 million A ADSs (2016: 4.9 million).

FINANCIAL STATEMENTS AND SUPPLEMENTS SHELL ANNUAL REPORT AND FORM 20-F 2017	1